SCHEDULE OF FAIR VALUE ASSUMPTIONS OF WARRANTS (Details) - Warrant [Member]	12 Months Ended
	Jun. 30, 2025	[1]	Jun. 30, 2024
Class of Warrant or Right [Line Items]
Expected volatility			83.70%
Risk free interest rate			4.65%
Dividend yield
Expected term (years)			5 years

[1]	No warrants were issued during the year ended June 30, 2025.